Principal Funds, Inc.
Supplement dated March 18, 2024
to the Statement of Additional Information dated March 1, 2024
This supplement updates information currently in the Statement of Additional (“SAI”) Information. Please retain this supplement for future reference.
On March 13, 2024, the Principal Funds, Inc. (the “Registrant”) Board of Directors (the “Board”) took the following actions:
•Approved the conversion of all Class R-1 shares into Class R-3 shares and Class R-4 shares into Class R-5 shares, as applicable, and the conversion of Class R-4 shares into Institutional Class Shares for the Overseas Fund following the close of business on November 22, 2024; and
•Elected Thomas A. Swank as an Independent Board Member effective immediately. Additionally on that date, Patrick G. Halter retired from the Board.
As such, the changes set forth below are being made to the Registrant’s SAI.
Following the close of business on November 22, 2024, delete references to Class R-4 shares from the SAI for the Global Real Estate Securities Fund and the Overseas Fund.
Following the close of business on November 22, 2024, delete references to Class R-1 and Class R-4 shares from the SAI for all Funds listed below.

CORE FIXED INCOME FUND	PRINCIPAL LIFETIME 2030 FUND
CORE PLUS BOND FUND	PRINCIPAL LIFETIME 2035 FUND
DIVERSIFIED INTERNATIONAL FUND	PRINCIPAL LIFETIME 2040 FUND
EQUITY INCOME FUND	PRINCIPAL LIFETIME 2045 FUND
GLOBAL EMERGING MARKETS FUND	PRINCIPAL LIFETIME 2050 FUND
GOVERNMENT & HIGH QUALITY BOND FUND	PRINCIPAL LIFETIME 2055 FUND
INFLATION PROTECTION FUND	PRINCIPAL LIFETIME 2060 FUND
INTERNATIONAL FUND I	PRINCIPAL LIFETIME 2065 FUND
LARGECAP GROWTH FUND I	PRINCIPAL LIFETIME 2070 FUND
LARGECAP S&P 500 INDEX FUND	REAL ESTATE SECURITIES FUND
LARGECAP VALUE FUND III	SAM BALANCED PORTFOLIO
MIDCAP FUND	SAM CONSERVATIVE BALANCED PORTFOLIO
MIDCAP GROWTH FUND	SAM CONSERVATIVE GROWTH PORTFOLIO
MIDCAP GROWTH FUND III	SAM FLEXIBLE INCOME PORTFOLIO
MIDCAP S&P 400 INDEX FUND	SAM STRATEGIC GROWTH PORTFOLIO
MIDCAP VALUE FUND I	SHORT-TERM INCOME FUND
PRINCIPAL CAPITAL APPRECIATION FUND	SMALLCAP FUND
PRINCIPAL LIFETIME STRATEGIC INCOME FUND	SMALLCAP GROWTH FUND I
PRINCIPAL LIFETIME 2015 FUND	SMALLCAP S&P 600 INDEX FUND
PRINCIPAL LIFETIME 2020 FUND	SMALLCAP VALUE FUND II
PRINCIPAL LIFETIME 2025 FUND

LEADERSHIP STRUCTURE AND BOARD
Delete all references to Patrick G. Halter.
In the Committee table, delete the members of the Executive Committee and Operations Committee and replace with the following:

Committee and Independent Board Members
Executive Committee Kamal Bhatia, Chair Craig Damos Kenneth A. McCullum
Operations Committee Padelford L. Lattimer, Chair Katharin S. Dyer Karen McMillan Thomas A. Swank
Under Independent Board Members, add the following in alphabetical order:
Thomas A. Swank. Mr. Swank has served as an Independent Board Member of the Fund Complex since March 2024. From 2015 to 2023, Mr. Swank served as the Chief Executive Officer and President of Wellabe, formerly American Enterprise Group, Inc. He has served as the Chairman of Board Wellabe since 2023 and as a Director since 2015. Mr. Swank has also served as a Director on the Director Forum 500 - American Council of Life Insurers since 2015. Through his education, employment experience, and experience as a board member, Mr. Swank is experienced with financial, accounting, regulatory, and investment matters.
Under Additional Information Regarding Board Members and Officers, in the INDEPENDENT BOARD MEMBERS table, add the following alphabetically:

INDEPENDENT BOARD MEMBERS
Name, Address, and Year of Birth	Board Positions Held with Fund Complex	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex	Other Directorships Held During Past 5 Years
Thomas A. Swank 711 High Street Des Moines, IA 50392 1960	Director, PFI and PVC (since 2024) Trustee, PRA and PETF (since 2024)	Chief Executive Officer and President, Wellabe (formerly, American Enterprise Group, Inc.) (life and health insurance) from 2015 - 2023	126	Wellabe (formerly, American Enterprise Group, Inc.) 2015 - present

In the Board Member Ownership of Securities section, add the following column alphabetically and footnote to the Independent Board Members table:

Independent Board Members
Fund	Swank(2)
Core Fixed Income	A
Core Plus Bond	A
Diversified Income	A
Diversified International	A
Equity Income	A
Global Emerging Markets	A
Global Real Estate Securities	A
High Yield	A
LargeCap S&P 500 Index	A
MidCap	A
Principal LifeTime 2030	A
SAM Conservative Growth	A
SmallCap	A
Total Fund Complex	A
(2)Appointment effective March 13, 2024.
In the Board Member and Officer Compensation section, add the following row alphabetically and footnote to the table:

Board Member	Funds in this SAI	Fund Complex
Thomas A. Swank(2)	$0	$0
(2)Mr. Swank was elected to the Board effective March 13, 2024 and therefore did not receive compensation from the Fund or the Fund Complex for the fiscal year ended October 31, 2023.

PORTFOLIO MANAGER DISCLOSURE
In the Sub-Advisor: BlackRock Financial Management, Inc. section, under Compensation for Sub-Advisor and Sub-Sub-Advisor, delete the reference to Christopher Allen in the table and replace with the following:

Portfolio Manager	Benchmarks
Johan Sjogren	Varied Euro-Based Benchmarks and global inflation benchmark.
In the Compensation for Sub-Advisor and Sub-Sub-Advisor section, under Other Compensation Benefits. Incentive Savings Plans, delete the last sentence of the first paragraph and replace with the following:
All of the eligible portfolio managers are eligible to participate in these plans.

In the Sub-Sub-Advisor: BlackRock International Limited table, delete the row for Christopher Allen and add the following:

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Johan Sjogren(1): Inflation Protection Fund
Registered investment companies	5	$4.2 billion	0	$0
Other pooled investment vehicles	15	$11.6 billion	0	$0
Other accounts	7	$5.1 billion	0	$0
(1)Information as of December 31, 2023
In the Ownership of Securities table, delete the row for Christopher Allen and add the following:
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Johan Sjogren(1)	Inflation Protection	None
(1)Information as of December 31, 2023
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